Business Segment Information (Information On Operations By Segment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 5,407	$ 5,340
Operating income before restructuring costs and amortization	2,391	2,154
Restructuring costs	(14)	9
Amortization	(1,217)	(1,038)
Operating income	1,160	1,125
Interest	274	258
Income tax expense (recovery)	120	114
Operating segments [Member]
Disclosure of operating segments [line items]
Revenue	5,416	5,347
Interest	267	255
Income tax expense (recovery)	113	114
Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue	(9)	(7)
Other/Non-Operating [Member]
Disclosure of operating segments [line items]
Interest	7	2
Income tax expense (recovery)	7	0
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue	4,250	4,300
Operating income before restructuring costs and amortization	2,054	1,955
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue	1,166	1,047
Operating income before restructuring costs and amortization	$ 337	$ 199